Putnam Investments

100 Federal Street

Boston, MA 02110

February 17, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: Putnam ETF Trust

       Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing today through EDGAR an initial Registration Statement on Form N-1A under the Investment Company Act of 1940 and the Securities Act of 1933, with exhibits, on behalf of Putnam ETF Trust, a Delaware statutory trust (the "trust"), and its series, Putnam Focused Large Cap Growth ETF, Putnam Large Cap Value ETF, Putnam Sustainable Future ETF, Putnam Sustainable Leaders ETF (each, a “fund” and, together, the ”funds”). A Form N-8A for the fund was previously filed today, also through EDGAR.

Putnam Focused Large Cap Growth ETF and Putnam Focused Large Cap Value ETF will operate as open-end, non-diversified investment companies. Putnam Sustainable Future ETF and Putnam Sustainable Leaders ETF will operate as open-end, diversified investment companies. Each fund intends to operate as an actively managed exchange-traded fund (“ETF”). An exemptive application will be filed shortly on behalf of each fund in order to seek an exemption from the requirement to publicly disclose complete portfolio holdings each business day. Each fund will invest primarily in equity securities. Descriptions of the principal investment objectives and strategies of each fund, miscellaneous investment practices of each fund, management arrangements, terms of the purchase and sale of fund shares, the various shareholder privileges, and other information are included in the Registration Statement.

Comments may be directed to me, at Putnam Investments, Inc., 100 Federal Street, Boston, MA 02110, telephone (617) 760-0044, or to Stephanie Capistron, of Dechert, LLP, One International Place, Boston, MA 02110 (617) 728-7127.

Very truly yours,

Caitlin Robinson

Counsel

cc: Peter T. Fariel, Esq, Putnam Investments

     Stephanie A. Capistron, Esq., Dechert LLP

     Jon Rand, Esq., Dechert LLP